Stockholder's Equity - Summary of Restricted Stock Unit Activity (Detail) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Class Of Stock [Line Items]
Restricted Stock Units and Common Units, Unvested | shares	1,348
Restricted Stock Units and Common Units, Vested | shares	(636)
Resticted Stock Units and Common Units, Forfeited | shares	(87)
Restricted Stock Units and Common Units, Unvested | shares	625
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 16,176
Weighted Average Grant Date Fair Value, Unvested | $ / shares	7,632
Weighted Average Grant Date Fair Value, Unvested | $ / shares	1,044
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 7,500
2017 Plan [Member] | Restricted Stock Unit Activity [Member]
Class Of Stock [Line Items]
Restricted Stock Units and Common Units, Granted | shares	1,899
Restricted Stock Units and Common Units, Vested | shares	(174)
Resticted Stock Units and Common Units, Forfeited | shares	(51)
Restricted Stock Units and Common Units, Unvested | shares	1,674
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 14.33
Weighted Average Grant Date Fair Value, Unvested | $ / shares	11.19
Weighted Average Grant Date Fair Value, Unvested | $ / shares	10.51
Weighted Average Grant Date Fair Value, Unvested | $ / shares	$ 14.77
Aggregate Intrinsic Value, Granted | $	$ 27,216
Aggregate Intrinsic Value, Vested | $	2,712
Aggregate Intrinsic Value, Forfeited | $	1,077
Aggregate Intrinsic Value, Unvested | $	$ 22,012
Remaining Contractual Life, Outstanding	4 years 21 days